ProShares S&P Kensho Smart Factories ETF Investment Objectives and Goals - ProShares S&P Kensho Smart Factories ETF	May 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	S&P Kensho Smart Factories ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	ProShares S&P Kensho Smart Factories ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P Kensho Smart Factories Index (the “Index”).